SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value
Impairment of investment in equity investee	¥ 0	¥ 30,000	¥ 0